The Company and Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2018	Jan. 15, 2016	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 03, 2017
Payments to acquire business	$ 1,200,000
Number of shares distributed	1,333,333
Business acquisition, description	The terms of the acquisition provide for the payment of $1,200,000 to PT Kinerja Indonesia's previous shareholders, as follows: (i) As soon as the acquisition is in effect, the Service Agreement between the Company and its subsidiary and PT Kinerja Indonesia is terminated, and the Company is obliged to distribute the shares of KinerjaPay Corp ("KPAY") amounting to 1,333,333 shares; and (ii) The acquisition will be paid by the Buyer pursuant to the terms of a promissory note (the "Note") payable on a date twenty-four (24) months from the date of this Agreement, bearing the interest at the rate of 6% per annum, and shall be subject to the Buyer's right to repay the Note.
Property and equipment estimated useful lives					5 years		5 years
Number of common stock shares issued			800,000	181,818
Number of common stock value issued			$ 1,182,100	$ 200,000			$ 952,000	$ 1,105,000
Amortization expense					$ 169,395		9,292
Allowance for doubtful trade receivables			0		11,936		0	$ 0
Reverse stock split		The formula provided that every thirty (30) issued and outstanding shares of common stock of the Corporation be automatically split into one (1) share of common stock.
Inventories					24,311
Ace Legends Pte. Ltd [Member]
Other assets			$ 60,000		$ 100,000		$ 60,000
Number of common stock shares issued					80,000		80,000
Number of common stock value issued					$ 128,000		$ 128,000
Amortization expense					58,893		$ 9,292
Tangiers Global, LLC [Member]
Note payable commitment fee					$ 75,000				$ 75,000